Bank Loans - Schedule of Movement of Bank Loans (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule Movement of Bank Loans [Abstract]
Beginning balance	$ 55,791	$ 36,130
Additions	36,331	36,070
Repayments	(27,190)	(26,882)
Exchange rate effect	265	(251)
Total	$ 65,197	$ 45,067